Note 09 - Petroleum and Alcohol Account - Receivable from Federal Government	6 Months Ended
Jun. 30, 2011
Petroleum and Alcohol Account Receivable from Federal Government [Abstract]
Note 09 - Petroleum and Alcohol Account - Receivable from Federal Government [Text Block]

9.      Petroleum and Alcohol Account - Receivable from Federal Government

At June 30, 2011, the balance of the Petroleum and Alcohol Account was US$529, which may be paid as follows: (1) National Treasury Bonds issued at the same amount as the final balance of the Petroleum and Alcohol account, pursuant to Provisional Measure nº 2,181, of August 24, 2001; (2) offset of the balance of the Petroleum and Alcohol account, with any other amount owed by Petrobras to the Federal Government, including taxes; or (3) by a combination of the above options.

In order to conclude the settlement of accounts with the Federal Government, Petrobras provided all the information required by the National Treasury Office - STN, seeking to settle all the remaining disputes between the parties.

As Petrobras considers the negotiation process between the parties at administrative level  has been exhausted, the Company’s Management decided on judicial collection of the aforementioned credit  for settlement of the balance of the Petroleum and Alcohol Account, and in order to do so, it filed a lawsuit in July 2011.